RESTRUCTURING - Summary of Severance Liability and Cash Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 482	$ 1,685	$ 0
Costs incurred	3,889	2,890	5,462
Cash payments	(4,088)	(4,093)	(4,516)
Accrued Severance			739
Ending Balance	283	482	1,685
General Severance
Restructuring Reserve [Roll Forward]
Beginning Balance	482	1,685	0
Costs incurred	2,350	2,725	3,887
Cash payments	(2,549)	(3,928)	(2,941)
Accrued Severance			739
Ending Balance	283	482	1,685
Plant closing severance
Restructuring Reserve [Roll Forward]
Beginning Balance	0	0	0
Costs incurred	1,539	165	1,575
Cash payments	(1,539)	(165)	(1,575)
Accrued Severance			0
Ending Balance	$ 0	0	$ 0
One-time termination benefits
Restructuring Reserve [Roll Forward]
Amortization		$ 700